Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 9—FEDERAL HOME LOAN BANK ADVANCES

The Company has a $40,000 cash management advance line of credit with the FHLB. The Company had no outstanding balance on this line as of December 31, 2013 and December 31, 2012. The Company also has an $80,000 repo advance line with the FHLB with no outstanding balances as of December 31, 2013 and December 31, 2012.

Advances from the FHLB were $37,726 at December 31, 2013 and $40,261 at December 31, 2012. Outstanding balances have maturity dates ranging June 2014 to January 2017 and fixed rates ranging from 2.06% to 4.85%. The average rate on outstanding advances was 2.56%.

Scheduled principal reductions of FHLB advances at December 31, 2013 were as follows.

2014	$30,226
2015	5,000
2017	2,500

Total	$37,726

In addition to the borrowings, the Company has outstanding letters of credit with the FHLB totaling $23,300 at year-end 2013 and $23,600 at year-end 2012 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $91,540 and $95,792 of residential mortgage loans under a blanket lien arrangement at year-end 2013 and 2012, respectively.

The Company had a FHLB maximum borrowing capacity of $130,450 as of December 31, 2013, with remaining borrowing capacity of approximately $69,423. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.